Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total	$ 2,849	$ 6,686	$ 4,556	$ 780
Cash and cash equivalents, in Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total		3,060		676
Cash and cash equivalents, in NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total		3,534		101
Cash and cash equivalents, in other currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total		$ 92		$ 3